Document and Entity Information	Nov. 01, 2022
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 01, 2022
Entity Registrant Name	OmniAb, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40720
Entity Tax Identification Number	98-1584818
Entity Address, Address Line One	5980 Horton Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	510
Local Phone Number	250-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	As previously reported in the Current Report on Form 8-K filed by the registrant on November 7, 2022 (the “Original Report”), on November 1, 2022, OmniAb, Inc. (formerly Avista Public Acquisition Corp. II (“APAC”)), a Delaware corporation, consummated the previously announced Business Combination (as defined below) (the “Closing”). As used in this Amendment No. 2 to the Current Report on Form 8-K (“Amendment No. 2”), unless otherwise stated or the context clearly indicates otherwise, the terms the “registrant,” the “Company,” “OmniAb,” “we,” “us,” and “our” refer to OmniAb, Inc., and its subsidiaries prior to the Closing. This Amendment No. 2 to the Original Report is being filed solely for the purpose of amending the disclosure under Item 2.01 - Completion of Acquisition or Disposition of Assets - Form 10 Information - Management’s Discussion and Analysis of Financial Condition and Results of Operations and the historical financial statements provided under Items 9.01(a) and 9.01(b) in the Original Report to include (i) Management’s Discussion and Analysis of Financial Condition and Results of Operations of the Company for the three and nine months ended September 30, 2022 and September 30, 2021, (ii) the unaudited condensed combined financial statements of the Company as of September 30, 2022 and December 31, 2021 and for the three and nine months ended September 30, 2022 and September 30, 2021, and (iii) the unaudited pro forma condensed combined financial information of the Company as of September 30, 2022 and for the three and nine months ended September 30, 2022 and year ended December 31, 2021.
Entity Central Index Key	0001846253
Common stock, $0.0001 par value per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	OABI
Security Exchange Name	NASDAQ
Warrants to purchase common stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	OABIW
Security Exchange Name	NASDAQ